James Advantage Funds

1349 Fairground Road

Xenia, Ohio 45385

July 6, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:

James Advantage Funds (the “Registrant”)

File Nos. 811-08411, 333-37277

Filing pursuant to Rule 497(j)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant hereby certifies that the final Prospectus and Statement of Additional Information with respect to the above-referenced Registrant effective July 1, 2015  do not differ from those filed electronically via EDGAR with Post-Effective Amendment No. 38 (Accession No. 0001398344-15-004131) on June 30, 2015.

Sincerely,

/s/_ Thomas L. Mangan____

Thomas L. Mangan

Secretary